Notes Payable and Long-Term Debt	12 Months Ended
Dec. 31, 2012
Notes Payable and Long-Term Debt
Notes Payable and Long-Term Debt

Note 8

Notes Payable and Long-Term Debt

Notes payable amounting to $28,786,000 and $16,219,000 at December 31, 2012 and 2011, respectively, consisted of obligations due banks on demand or based on Seaboard’s ability and intent to repay within one year. In June 2012, the committed line of credit was reduced from $300,000,000 to $200,000,000. At December 31, 2012, Seaboard had a committed bank line totaling $200,000,000, maturing July 10, 2013, and uncommitted bank lines totaling approximately $199,208,000, of which $149,208,000 of the uncommitted lines relate to foreign subsidiaries. At December 31, 2012, there were no borrowings outstanding under the committed line, and borrowings outstanding under the uncommitted lines totaled $28,786,000, all related to foreign subsidiaries.  The uncommitted borrowings outstanding at December 31, 2012 primarily represented $23,732,000 denominated in South African rand. The weighted average interest rates for outstanding notes payable were 7.45% and 9.34% at December 31, 2012 and 2011, respectively.  In February 2013, Seaboard refinanced its committed bank line for $200,000,000 with similar credit terms as noted below, and also extended the maturity date to February 20, 2018.

At December 31, 2012, Seaboard’s borrowing capacity under its committed and uncommitted lines was reduced by letters of credit (LCs) totaling $39,960,000 and $3,988,000, respectively, primarily including $18,397,000 of LCs for Seaboard’s outstanding Industrial Development Revenue Bonds (IDRBs) and $21,801,000 related to various insurance coverage.

The notes payable to banks under the credit lines are unsecured. The lines of credit do not require compensating balances. Facility fees on these agreements are not material.

In December 2012, Seaboard provided notice of call for early redemption to holders of certain IDRBs effective January 14, 2013.  As a result, $13,000,000 of IDRBs were reclassified from long-term debt to current maturities of long-term debt as of December 31, 2012.  In 2010, Seaboard entered into a credit agreement for $114,000,000 at a fixed rate of 5.34% for the financing of the new power generating facility in the Dominican Republic, as discussed in Note 13. The credit facility will mature in December 2021 and is secured by the power generating facility.

The following table is a summary of long-term debt at the end of each year:

	December 31,
(Thousands of dollars)	2012	2011
Private placements:
6.21% senior notes, repaid in 2012	$-	$1,072
6.92% senior notes, repaid in 2012	-	31,000
Industrial Development Revenue Bonds, floating rates
(1.30% -1.76% at December 31, 2012) due 2013 through 2027	41,800	41,800
Foreign subsidiary obligation, 5.34%, due 2013 through 2021	102,600	81,318
Foreign subsidiary obligation, floating rate	182	206
Capital lease obligations and other	1,381	1,856
	145,963	157,252
Current maturities of long-term debt	(25,138)	(40,885)
Long-term debt, less current maturities	$120,825	$116,367

Of the 2012 foreign subsidiary obligations, $102,600,000 was payable in U.S. dollars and $182,000 was payable in Argentine pesos.  Of the 2011 foreign subsidiary obligations, $81,318,000 was payable in U.S. dollars and $206,000 was payable in Argentine pesos.

The terms of the note agreements pursuant to which the IDRBs, bank debt and credit lines were issued require, among other terms, the maintenance of certain ratios and minimum net worth, the most restrictive of which requires consolidated funded debt not to exceed 50% of consolidated total capitalization; an adjusted leverage ratio of less than 3.5 to 1.0; requires the maintenance of consolidated tangible net worth, as defined, of not less than $1,150,000,000, plus 25% of cumulative consolidated net income beginning March 29, 2008; limits aggregate dividend payments to $15,000,000 per year under certain circumstances; limits the sum of subsidiary indebtedness and priority indebtedness to 10% of consolidated tangible net worth; and limits Seaboard’s ability to acquire investments and sell assets under certain circumstances. Seaboard is in compliance with all restrictive debt covenants relating to these agreements as of December 31, 2012.  The refinancing of the committed bank line in February 2013 noted above revised the above terms by increasing the tangible net worth to $1,870,445,000, plus 25% of cumulative consolidated net income beginning after December 31, 2012, increasing the dividend payment limit to $25,000,000, increasing the subsidiary and priority indebtedness to 20% and eliminates the required consolidated funded debt to consolidated total capitalization ratio.

Annual maturities of long-term debt at December 31, 2012 are as follows: $25,138,000 in 2013, $11,553,000 in 2014, $11,400,000 in 2015, $11,400,000 in 2016, $11,400,000 in 2017 and $75,072,000 thereafter.